Adoption of IFRS 16 "Leases" - Summary of Adoption of IFRS 16 (Details) - GBP (£) £ in Millions	Jan. 01, 2019	Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		£ 734
Property
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		565
Property | Within One Year
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		126
Property | Between One and Five Years
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		290
Property | Beyond Five Years
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		149
Plant and equipment and other
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		169
Plant and equipment and other | Within One Year
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		63
Plant and equipment and other | Between One and Five Years
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total future minimum lease payments		£ 106
I F R S16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Additional commitments on the exercise of options	£ 30
Low value leases and short-term leases excluded	(24)
Discounted to present value	(133)
Capitalised as lease liabilities at 1 January 2019	607
Prepaid leases reclassified from receivables	3
Capitalised as right-to-use assets at 1 January 2019	£ 610